Segment and Geographic Data (Tables)	12 Months Ended
Sep. 27, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Selected information by business segment is presented in the following table:

(Dollars in Millions)	2013	2012	2011
Net sales(1):
Medical Devices	$8,689	$8,308	$8,047
U.S. Medical Supplies	1,546	1,543	1,560
Consolidated net sales	$10,235	$9,851	$9,607

Segment operating income:
Medical Devices	$2,472	$2,437	$2,359
U.S. Medical Supplies	162	205	231
Segment operating income	2,634	2,642	2,590
Unallocated amounts:
Corporate expenses	(375)	(356)	(360)
Restructuring and related charges, net (note 4)	(109)	(87)	(121)
Net charges associated with acquisitions and license and distribution arrangements(2)	(18)	(49)	(32)
Legal charges, net of insurance recoveries and shareholder settlement income (note 21)	—	(47)	(35)
Impairments related to product discontinuance(3)	—	(18)	—
Interest expense, net	(192)	(191)	(184)
Other income, net	89	25	22
Income from continuing operations before income taxes	$2,029	$1,919	$1,880

Depreciation and amortization:
Medical Devices	$423	$390	$366
U.S. Medical Supplies	71	90	96
Corporate	47	22	17
Total depreciation and amortization	$541	$502	$479

(1)
Amounts represent sales to external customers. Intersegment sales are insignificant. In both fiscal 2013 and 2012, sales to one of the Company’s distributors, which supplies products from both of the Company’s segments to many end users, represented 12% of the Company’s consolidated net sales. In fiscal 2011, no customer represented 10% or more of the Company’s total net sales.

(2)
Fiscal 2013 includes charges of $21 million resulting from entering into license and distribution agreements and $3 million of income resulting from adjustments to contingent consideration. Fiscal 2012 includes acquisition-related costs, $20 million of which relates to transaction costs, $17 million of which relates to the sale of acquired inventory that had been written up to fair value upon acquisition and $12 million of which relates to entering into a license agreement. Fiscal 2011 includes charges related to the sale of acquired ev3 inventory that had been written up to fair value upon acquisition.

(3)	Represents the impairment of inventory and capital equipment resulting from the discontinuance of the Company's Duet TRSTM Universal Straight and Articulating Single-Use Loading Units (Duet).

Revenue from External Customers by Products and Services
Net sales by groups of products are as follows:

(Dollars in Millions)	2013	2012	2011
Advanced Surgical	$3,186	$2,918	$2,749
General Surgical	1,589	1,624	1,697
Surgical Solutions	4,775	4,542	4,446
Peripheral Vascular	1,215	1,214	1,138
Neurovascular	437	397	294
Vascular Therapies	1,652	1,611	1,432
Patient Monitoring	969	867	853
Airway & Ventilation	770	748	756
Nursing Care	1,011	999	1,004
Patient Care	1,058	1,084	1,116
Respiratory and Patient Care	3,808	3,698	3,729
Total Covidien	$10,235	$9,851	$9,607

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
Selected information by geographic area is as follows:

(Dollars in Millions)	2013	2012	2011
Net sales:
United States	$5,103	$4,929	$4,754
Non-U.S. Developed Markets(1)	3,649	3,640	3,697
Emerging Markets(2)	1,483	1,282	1,156
Total Covidien	$10,235	$9,851	$9,607

Long-lived assets(3):
United States	$1,370	$2,173	$2,093
Non-U.S. Developed Markets (including $65, $108 and $115 in Ireland)(1)	391	502	511
Emerging Markets(2)	362	301	205
Total Covidien	$2,123	$2,976	$2,809

(1)
Non-U.S. Developed Markets includes Western Europe, Japan, Canada, Australia and New Zealand. Sales to Japan represented 10%, 11% and 10% of total net sales in fiscal 2013, 2012 and 2011, respectively. Sales to Ireland were insignificant.

(2)	Emerging Markets includes Eastern Europe, Middle East, Africa, Asia (excluding Japan) and Latin America.

(3)	Long-lived assets are comprised of property, plant and equipment and demonstration equipment.